Investments	12 Months Ended
Mar. 31, 2022
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2021 and 2022 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	( in millions of yen )
2021

Available-for-sale securities:
Debt securities:

Japanese government bonds	20,953,200	1,945	34,562	20,920,583
Japanese local government bonds	463,673	544	658	463,559
U.S. Treasury bonds and federal agency securities	906,499	4,440	46	910,893
Other foreign government bonds	1,505,770	1,975	209	1,507,536
Agency mortgage-backed securities (1)	512,720	8,746	687	520,779
Residential mortgage-backed securities	70,111	761	188	70,684
Commercial mortgage-backed securities	709,938	6,196	39	716,095
Japanese corporate bonds and other debt securities	1,897,117	10,537	3,574	1,904,080
Foreign corporate bonds and other debt securities (2)	837,675	2,577	1,426	838,826

Total	27,856,703	37,721	41,389	27,853,035

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,959	9,555	—	489,514
Agency mortgage-backed securities (3)	407,190	10,178	3,273	414,095

Total	887,149	19,733	3,273	903,609

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	( in millions of yen )
2022
Available-for-sale securities:
Debt securities:
Japanese government bonds	25,191,315	5,794	38,379	25,158,730
Japanese local government bonds	421,557	254	2,165	419,646
U.S. Treasury bonds and federal agency securities	381,653	—	8,444	373,209
Other foreign government bonds	1,338,295	220	2,578	1,335,937
Agency mortgage-backed securities (1)	452,830	1,695	3,985	450,540
Residential mortgage-backed securities	58,246	194	312	58,128
Commercial mortgage-backed securities	848,568	5,437	214	853,791
Japanese corporate bonds and other debt securities	2,222,670	14,212	1,705	2,235,177
Foreign corporate bonds and other debt securities (2)	787,263	2,490	1,021	788,732

Total	31,702,397	30,296	58,803	31,673,890

Held-to-maturity securities:
Debt securities:
Japanese government bonds	479,980	5,101	—	485,081
Agency mortgage-backed securities (3)	1,039,075	24	58,604	980,495

Total	1,519,055	5,125	58,604	1,465,576

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥520,746 million and ¥33 million, respectively, at March 31, 2021, and ¥450,507 million and ¥33 million, respectively, at March 31, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥275,661 million at March 31, 2021, and ¥247,762 million at March 31, 2022.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥34,326 million at March 31, 2022.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 202 1 , and ¥4,702 million at March 31, 2022 and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2022 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:

Japanese government bonds	19,242,514	4,160,143	1,681,312	107,346	25,191,315
Japanese local government bonds	27,258	220,168	166,619	7,512	421,557
U.S. Treasury bonds and federal agency securities	82,287	299,366	—	—	381,653
Other foreign government bonds	1,066,461	269,579	1,129	1,126	1,338,295
Agency mortgage-backed securities	—	—	—	452,830	452,830
Residential mortgage-backed securities	—	—	—	58,246	58,246
Commercial mortgage-backed securities	30,000	444,413	374,155	—	848,568
Japanese corporate bonds and other debt securities	154,142	1,275,410	277,228	515,890	2,222,670
Foreign corporate bonds and other debt securities	452,173	186,434	130,201	18,455	787,263

Total	21,054,835	6,855,513	2,630,644	1,161,405	31,702,397

Held-to-maturity securities:
Debt securities:
Japanese government bonds	100,023	379,957	—	—	479,980
Agency mortgage-backed securities	—	—	—	1,039,075	1,039,075

Total	100,023	379,957	—	1,039,075	1,519,055

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen )
Available-for-sale securities:
Debt securities:
Japanese government bonds	19,241,161	4,151,094	1,663,395	103,080	25,158,730
Japanese local government bonds	27,279	219,972	164,987	7,408	419,646
U.S. Treasury bonds and federal agency securities	81,742	291,467	—	—	373,209
Other foreign government bonds	1,065,814	267,868	1,129	1,126	1,335,937
Agency mortgage-backed securities	—	—	—	450,540	450,540
Residential mortgage-backed securities	—	—	—	58,128	58,128
Commercial mortgage-backed securities	30,004	446,606	377,181	—	853,791
Japanese corporate bonds and other debt securities	154,196	1,276,212	278,697	526,072	2,235,177
Foreign corporate bonds and other debt securities	451,918	186,739	130,548	19,527	788,732

Total	21,052,114	6,839,958	2,615,937	1,165,881	31,673,890

Held-to-maturity securities:
Debt securities:
Japanese government bonds	100,650	384,431	—	—	485,081
Agency mortgage-backed securities	—	—	—	980,495	980,495

Total	100,650	384,431	—	980,495	1,465,576

Credit losses
The MHFG Group recognized no material allowance for credit loss on available-for-sale
securities at April 1, 2020, which increased to ¥14 billion on March 31, 2021. The increase was due mainly to an increase of credit losses for certain Japanese corporate bonds and other debt securities. The MHFG Group allowance for credit losses on available-for-sale
securities on March 31, 2022 was ¥34 billion,
a
n
increase
of ¥20 billion compared to ¥14
billion on April 1, 2021. The increase was due mainly to a
n
increase of credit losses for certain Japanese corporate bonds and other debt securities, not due to the reduction or sale of securities during the period. Allowance for credit losses on held-to-maturity securities on April 1 and March 31, 2021 and April 1 and March 31, 2022 were zero because
held-to-maturity
securities consist of Japanese government bond and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses.

Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2021 and 2022:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2021
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,998,772	1,924	4,058,718	32,638	14,057,490	34,562
Japanese local government bonds	125,058	323	130,384	335	255,442	658
U.S. Treasury bonds and federal agency securities	38,625	46	—	—	38,625	46
Other foreign government bonds	576,415	209	—	—	576,415	209
Agency mortgage-backed securities (Note)	70,088	120	36,989	567	107,077	687
Residential mortgage-backed securities	9,270	52	11,435	136	20,705	188
Commercial mortgage-backed securities	12,530	6	10,351	33	22,881	39
Japanese corporate bonds and other debt securities	278,698	953	843,026	2,621	1,121,724	3,574
Foreign corporate bonds and other debt securities	233,405	1,426	—	—	233,405	1,426

Total	11,342,861	5,059	5,090,903	36,330	16,433,764	41,389

2022
Available-for-sale securities:
Debt securities:
Japanese government bonds	19,407,878	11,377	1,565,950	27,002	20,973,828	38,379
Japanese local government bonds	229,562	1,277	136,733	888	366,295	2,165
U.S. Treasury bonds and federal agency securities	321,073	7,209	41,555	1,235	362,628	8,444
Other foreign government bonds	729,134	2,178	71,647	400	800,781	2,578
Agency mortgage-backed securities (Note)	183,150	2,326	78,717	1,659	261,867	3,985
Residential mortgage-backed securities	9,221	11	17,193	301	26,414	312
Commercial mortgage-backed securities	58,815	185	13,939	29	72,754	214
Japanese corporate bonds and other debt securities	605,067	1,516	53,020	189	658,087	1,705
Foreign corporate bonds and other debt securities	302,569	692	53,338	329	355,907	1,021

Total	21,846,469	26,771	2,032,092	32,032	23,878,561	58,803

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥261,867 million at March 31, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

At March 31, 2022, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the MHFG Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2020, 2021 and 2022. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2020, 2021 and 2022” for the proceeds from sales of investments.

	2020	2021	2022
	(in millions of yen)
Gross realized gains	41,903	3,309	12,540
Gross realized losses	(13,398)	(24,407)	(40,077)

Net realized gains (losses) on sales of available-for-sale securities	28,505	(21,098)	(27,537)

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	(557,391)	850,567	(60,563)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	1,710	82,969	17,000

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(559,101)	767,598	(77,563)

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions of yen)
Carrying amounts at the end of the period	419,775	186,146	207,407
Downward adjustments and impairments	2,435	5,087	6,519
Upward adjustments	9,128	9,216	11,623
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2020	2021	2022
	(in millions of yen)
Downward adjustments and impairments	1,272	3,084	2,626
Upward adjustments	6,928	404	2,459
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the MHFG Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When the observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2021 and 2022:

	2021	2022
	(in millions of yen)
Equity method investments	460,025	519,552
Investments held by consolidated investment companies and other	55,321	62,836

Total	515,346	582,388

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥229,156 million and ¥255,336 million, at March 31, 2021 and 2022, respectively. The aggregate market values of these marketable equity securities were ¥424,267 million and ¥456,195 million, respectively. The majority of aggregate market values of these marketable equity securities include Orient Corporation, the Chiba Kogyo Bank, Ltd., Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the MHFG Group’s proportionate share of the total outstanding common stock w ere
49.00%,
 16.89%, 15.00% and 23.49%, respectively, as of March 31, 2022. In addition, equity method investments include non-marketable
equity securities such as Matthews International Capital Management, LLC and Custody Bank of Japan, Ltd. of which the MHFG Group’s proportionate share of the total outstanding common stock w ere
18.21% and 27.00%, respectively, as of March 31, 2022.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.